Commitments and Contingencies (Future Annual Repayment of Contractual Commitments) (Details) $ in Millions	Mar. 31, 2018 USD ($)
Contractual Obligations [Line Items]
Operating lease commitments, 2019	$ 24.1
Operating lease commitments, 2020	25.5
Operating lease commitments, 2021	30.0
Operating lease commitments, 2022	23.6
Operating lease commitments, 2023	29.1
Operating lease commitments, thereafter	34.9
Operating lease commitments, total	167.2
Total future commitments under contractual obligations, 2019	857.6	[1],[2]
Total future commitments under contractual obligations, 2020	381.1	[1],[2]
Total future commitments under contractual obligations, 2021	303.1	[1],[2]
Total future commitments under contractual obligations, 2022	207.5	[1],[2]
Total future commitments under contractual obligations, 2023	151.0	[1],[2]
Total future commitments under contractual obligations, thereafter	234.9	[1],[2]
Contractual commitments, total	2,135.2	[1],[2]
Film Obligations and Production Loan Commitments
Contractual Obligations [Line Items]
Other commitments, 2019	566.9	[3]
Other commitments, 2020	182.6	[3]
Other commitments, 2021	137.5	[3]
Other commitments, 2022	67.0	[3]
Other commitments, 2023	14.6	[3]
Other commitments, thereafter	14.1	[3]
Other commitments, total	982.7	[3]
Interest Payments
Contractual Obligations [Line Items]
Other commitments, 2019	113.6	[4]
Other commitments, 2020	111.7	[4]
Other commitments, 2021	109.2	[4]
Other commitments, 2022	106.4	[4]
Other commitments, 2023	103.1	[4]
Other commitments, thereafter	185.9	[4]
Other commitments, total	729.9	[4]
Other Contractual Obligations
Contractual Obligations [Line Items]
Other commitments, 2019	153.0
Other commitments, 2020	61.3
Other commitments, 2021	26.4
Other commitments, 2022	10.5
Other commitments, 2023	4.2
Other commitments, thereafter	0.0
Other commitments, total	$ 255.4

[1]	Not included in the amounts above are $101.8 million of redeemable noncontrolling interest, as future amounts and timing are subject to a number of uncertainties such that we are unable to make sufficiently reliable estimations of future payments (see Note 11).
[2]	Not included in the amounts above is a $869.3 million dissenting shareholders' liability associated with the Starz Merger, which is classified as a current liability based on the timing of the scheduled trial set to commence in the second half of fiscal 2019 (see Note 2).
[3]	Film obligation commitments include distribution and marketing commitments, minimum guarantee commitments and program rights commitments. Distribution and marketing commitments represent contractual commitments for future expenditures associated with distribution and marketing of films which we will distribute. The payment dates of these amounts are primarily based on the anticipated release date of the film. Minimum guarantee commitments represent contractual commitments related to the purchase of film rights for pictures to be delivered in the future. Program rights commitments represent contractual commitments under programming license agreements related to films that are not available for exhibition until some future date (see below for further details). Production loan commitments represent amounts committed for future film production and development to be funded through production financing and recorded as a production loan liability when incurred. Future payments under these commitments are based on anticipated delivery or release dates of the related film or contractual due dates of the commitment. The amounts include estimated future interest payments associated with the commitment.
[4]	Includes cash interest payments on the Company's debt, excluding the interest payments on the revolving credit facility as future amounts are not fixed or determinable due to fluctuating balances and interest rates.